Brendan Wood TopGun ETF

Schedule of Investments (unaudited)

May 31, 2024

		Shares	Value
99.73%	COMMON STOCK
8.12%	COMMUNICATION SERVICES
	Alphabet, Inc. Class C	1,587	$276,075
	T-Mobile US, Inc.	1,366	238,995
			515,070

7.47%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	1,469	259,190
	Home Depot, Inc.	641	214,652
			473,842

4.34%	CONSUMER STAPLES
	Costco Wholesale Corp.	340	275,363

27.59%	FINANCIALS
	Brookfield Corp. ADR	5,683	247,154
	JPMorgan Chase & Co.	1,292	261,798
	Marsh & McLennan Cos, Inc.	1,168	242,453
	Mastercard, Inc. Class A	523	233,818
	The Progressive Corp.	1,380	291,428
	Royal Bank of Canada ADR	2,205	240,940
	Visa, Inc. Class A	850	231,591
			1,749,182

10.68%	HEALTH CARE
	Danaher Corp.	947	243,190
	HCA Healthcare, Inc.	681	231,370
	UnitedHealth Group, Inc.	409	202,606
			677,166

12.01%	INDUSTRIALS
	Canadian Pacific Kansas City Southern ADR	2,792	221,573
	Transdigm Group, Inc.	220	295,511
	Waste Connections, Inc. ADR	1,488	244,508
			761,592

12.45%	INFORMATION TECHNOLOGY - HARDWARE
	ASML Holding NV ADR	297	285,224
	Nvidia Corp.	460	504,312
			789,536

Brendan Wood TopGun ETF

Schedule of Investments (unaudited)

  May 31, 2024

		Shares	Value
10.80%	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
	CrowdStrike Holdings, Inc.(A)	900	$282,303
	Microsoft Corp.	591	245,342
	Snowflake, Inc.(A)	1,151	156,743
			684,388

6.27%	REAL ESTATE
	Prologis, Inc.	1,664	183,855
	Welltower, Inc.	2,060	213,560
			397,415

99.73%	TOTAL COMMON STOCK		6,323,554

99.73%	TOTAL INVESTMENTS		6,323,554

0.27%	Other assets net of liabilities		16,809
100.00%	NET ASSETS		$6,340,363

(A)Non-income producing

See Notes to Financial Statements.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of May 31, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK	$6,323,554			$6,323,554
TOTAL INVESTMENTS	$6,323,554			$6,323,554

The cost of investments for Federal income tax purposes has been estimated a/o May 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $5,462,306, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$910,517
Gross unrealized depreciation	(49,270)
Net unrealized appreciation	$861,247